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                             EXCELSIOR FUNDS, INC.
                                (the "Company")

                                TECHNOLOGY FUND

                       Supplement dated December 27, 2002
                       to Prospectus dated August 1, 2002

     Effective November 29, 2002, the Technology Fund completed its liquidation of assets to shareholders and is no longer offered for investment.